ADVANCES FROM THE FEDERAL HOME LOAN BANK - Borrowings require principal payments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Advances From Federal Home Loan Bank [Abstract]
One year or less	$ 5,580	$ 2,047
Over one year through three years	9,271	14,334
Over three years through five years		2,880
Over five years
Advances from the Federal Home Loan Bank	$ 14,851	$ 19,261